TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Carry forward losses	$ 3,880	$ 2,661	$ 1,585
U.S. federal tax rate	23.00%	23.00%	23.00%
ISRAEL
Description of corporate income tax rate		Taxable income of the Company is subject to the Israeli corporate tax at the rate of 23%.
Carry forward losses		$ 8,000
UNITED STATES
Description of corporate income tax rate		Income tax is calculated based on a U.S. federal tax rate of 21%.
Carry forward losses		$ 822
U.S. federal tax rate		21.00%